NORTHERN LIGHTS FUND TRUST

August 30, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	EAS Crow Point Alternatives Fund
KCM Macro Trends Fund
Pacific Financial Core Equity Fund
Pacific Financial Explorer Fund
Pacific Financial International Fund
Pacific Financial Strategic Conservative Fund
Pacific Financial Tactical Fund
Pacific Financial Faith & Values Based Moderate Fund
Pacific Financial Dynamic Allocation Fund
Pacific Financial Flexible Growth & Income Fund
Zeo Strategic Income Fund
Chadwick & D’Amato Fund
CMG Long/Short Fund
CMG Global Equity Fund
CMG Tactical Bond Fund
CMG Global Macro Strategy Fund
CMG Tactical All Asset Fund
Toews Hedged Core W Fund
Toews Hedged Core Frontier Fund
Toews Hedged High Yield Bond Fund
Toews Hedged Core L Fund
Toews Hedged Core S Fund
Toews Hedged Growth Allocation Fund
Toews Unconstrained Income Fund
Toews Tactical Defensive Alpha Fund
Eagle MLP Strategy Fund
Athena Value Fund

Post-Effective Amendment Nos. 852, 853, 854, 855, 856, 857, 858, 859 and 860 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of EAS Crow Point Alternatives Fund, KCM Macro Trends Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic

Allocation Fund, Pacific Financial Flexible Growth & Income Fund, Zeo Strategic Income Fund, Chadwick & D’Amato Fund, CMG Long/Short Fund, CMG Global Equity Fund, CMG Tactical Bond Fund, CMG Global Macro Strategy Fund, CMG Tactical All Asset Strategy Fund, Toews Hedged Core W Fund, Toews Hedged Core Frontier Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Eagle MLP Strategy Fund, and Athena Value Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
EAS Crow Point Alternatives Fund	852	0001580642-16-010410	August 24, 2016
KCM Macro Trends Fund	853	0001580642-16-010411	August 24, 2016
Pacific Financial Core Equity Fund Pacific Financial Explorer Fund Pacific Financial International Fund Pacific Financial Strategic Conservative Fund Pacific Financial Tactical Fund Pacific Financial Faith & Values Based Moderate Fund Pacific Financial Dynamic Allocation Fund Pacific Financial Flexible Growth & Income Fund	854	0001580642-16-010427	August 25, 2016
Zeo Strategic Income Fund	855	0001580642-16-010453	August 25, 2016
Chadwick & D’Amato Fund	856	0001580642-16-010525	August 26, 2016
CMG Long/Short Fund CMG Global Equity Fund CMG Tactical Bond Fund CMG Global Macro Strategy Fund CMG Tactical All Asset Strategy Fund	857	0001580642-16-010528	August 26, 2016

Toews Hedged Core W Fund Toews Hedged Core Frontier Fund Toews Hedged High Yield Bond Fund Toews Hedged Core L Fund Toews Hedged Core S Fund Toews Hedged Growth Allocation Fund Toews Unconstrained Income Fund Toews Tactical Defensive Alpha Fund	858	0001580642-16-010532	August 26, 2016
Eagle MLP Strategy Fund	859	0001580642-16-010594	August 29, 2016
Athena Value Fund	860	0001580642-16-010605	August 29, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Assistant Secretary